Schedule of Property and Equipment by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment	$ 86	$ 105
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment	18	29
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment	$ 68	$ 76